Note 13 (Detail) - Earnings Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Numerator:
Net earnings (loss) attributable to Hovnanian	$ 34,676	$ (50,930)	$ 18,213	$ (187,739)
Less: undistributed earnings allocated to nonvested shares	(76)		(52)
Numerator for basic earnings per share	34,600	(50,930)	18,161	(187,739)
Plus: undistributed earnings allocated to nonvested shares	76		52
Less: undistributed earnings reallocated to nonvested shares	(76)		(52)
Numerator for diluted earnings per share	$ 34,600	$ (50,930)	$ 18,161	$ (187,739)
Denominator:
Denominator for basic earnings per share (in Shares)	138,472	108,721	121,357	97,648
Effect of dilutive securities:
Share based payments (in Shares)	80		23
Denominator for diluted earnings per share – weighted average shares outstanding (in Shares)	138,552	108,721	121,380	97,648
Basic earnings per share (in Dollars per share)	$ 0.25	$ (0.47)	$ 0.15	$ (1.92)
Diluted earnings per share (in Dollars per share)	$ 0.25	$ (0.47)	$ 0.15	$ (1.92)